Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash, FDIC insured amount	$ 250,000		$ 250,000
Cash equivalents	$ 0		$ 0
Common stock subject to possible redemption, outstanding (in shares)	29,521,810	29,521,810	29,521,810	25,729,542
Aggregate purchase of stock (in shares)		33,681,284	34,175,113
Class A Common stock
Common stock subject to possible redemption, outstanding (in shares)	15,000,000	15,000,000	15,000,000
Aggregate purchase of stock (in shares)	11,000,000
Class A Common stock | IPO
Common stock subject to possible redemption, outstanding (in shares)	15,000,000		15,000,000